UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: March 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                    ANNUAL REPORT March 31, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds


 NUVEEN SELECT
    MATURITIES
MUNICIPAL FUND
           NIM


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

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

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

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Timothy R. Schwertfeger
Chairman of the Board

     Chairman's
          LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the twelve-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     May 15, 2007

Nuveen Investments Closed-End Fund
NIM

     Portfolio Manager's
          COMMENTS

Portfolio manager Paul Brennan discusses U.S. economic and municipal market conditions, key investment strategies, and the annual performance of the Nuveen Select Maturities Municipal Fund. With over 17 years of investment experience, including 15 years with Nuveen, Paul has managed NIM since July 2006.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH REPORTING PERIOD ENDED MARCH 31, 2007?

Between April 1, 2006, and March 31, 2007, we saw interest rates at the short end of the yield curve rise modestly, while longer-term rates generally declined. In May and June 2006, the Federal Reserve announced two additional increases of 0.25% each in the Fed funds rate, bringing this short-term target to 5.25%. Then, in the first pause in rate increases in more than two years, the Fed left monetary policy unchanged during the remaining nine months of this reporting period while it kept close tabs on inflationary pressures and the pace of economic growth. Over the same 12-month period, the yield on the benchmark 10-year U.S. Treasury note fell 20 basis points to end March 2007 at 4.65%. In the municipal market, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, fell to 4.48% at the end of March 2007, a decline of 66 basis points from the end of March 2006. As shorter-term municipal bond interest rates approached the levels of long-term rates, the municipal bond yield curve continued to flatten, with longer duration1 bonds generally outperforming those with shorter durations during this period.

Although many market observers had expected to see the Fed funds rate begin to ease in early 2007, slowing economic growth, higher energy prices and a slumping housing market kept the Fed on the sidelines. After posting an annualized gain of 5.6% in the first quarter of 2006, the U.S. gross domestic product, a closely watched measure, expanded 2.6% in the second quarter, 2.0% in the third quarter, and 2.5% in the fourth quarter (all GDP numbers annualized). In the first quarter of 2007, the rate of GDP growth slowed even further to an annualized 1.3%, the weakest rate in four years.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

Over the 12 months ended March 2007, municipal bond issuance nationwide totaled $417.8 billion, up 11% from the previous 12 months. This total reflected record supply during the first three months of 2007, when $104 billion in new securities came to market, an increase of 49% from the same period in 2006. A major factor in the first quarter 2007 volume was an 88% increase in advance refundings2 driven by attractive borrowing rates for issuers. Strong demand for municipal bonds was more than adequate to absorb the surge in issuance, as retail investors, institutional investors such as hedge funds and arbitragers, and overseas investors all participated in the market.


WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THIS REPORTING PERIOD?

In the interest rate environment of the past 12 months, where the flattening yield curve remained a dominant market factor, we believed that the Fund's emphasis on an intermediate-term investment strategy helped its overall performance. To maintain the Fund's intermediate-term characteristics, our purchases for NIM's portfolio focused mainly on attractively priced bonds maturing in 15 years or less. This approach was consistent with our overall view that the flatter yield curve made it less compelling to take on the additional risk typically associated with longer maturities or durations.

During this period, a number of large municipal offerings were brought to market, which provided us with more bonds from which to choose. While the majority of our purchases over the 12 month period were higher-rated securities (AAA and AA), we also pursued opportunities that offered unusual structural features that we believed could add value to the Fund. As a result, some of the additions to NIM's portfolio included securities with adjustable rate coupons and unusual call structures or sinking fund provisions.

Our purchases of AAA rated bonds, combined with several Fund holdings that were upgraded to AAA through advance refundings resulted in an increase of approximately 5% in NIM's allocation of AAA rated bonds over this period. The Fund's allocations to lower-rated categories, particularly bonds rated BBB, declined slightly. Nevertheless as of March 31, 2007, NIM continued to have healthy exposure (30% of the portfolio) to bonds rated A or lower and non-rated bonds.


2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW DID THE FUND PERFORM?

Results for NIM, as well as relevant index information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE

For periods ended 3/31/07

                                          ANNUALIZED
                           ------------------------------------------
                           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NIM                        5.10%            4.27%             4.05%
--------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index3                5.06%            4.88%             5.33%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for NIM in this report.


For the 12 months ended March 31, 2007, the total return on net asset value
(NAV) for NIM slightly exceeded the return for the Lehman Brothers 7-Year Municipal Bond Index. During this reporting period, NIM's return was influenced by duration and yield curve positioning, allocations to lower-rated credits, advance refundings, and bond call exposure.

As the yield curve flattened over the course of this period, duration and yield curve positioning played a key role in NIM's performance. While NIM continued to offer an intermediate-term orientation4 on average, the Fund maintained a slight "barbell" bias in its maturity structure, i.e., greater focus on securities at both the longer and shorter ends of the maturity range. This overall positioning was very positive for the Fund's performance in the interest rate environment of the past 12 months.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, NIM benefited from its allocation of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. Among the lower-rated holdings making contributions to NIM's return for this period were health care (including hospital), charter school, and industrial development revenue bonds as well as tobacco credits. At period end, NIM held approximately 4% of its portfolio in lower-rated bonds backed by the 1998 master tobacco settlement agreement.



3 The Lehman Brothers 7-Year Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for the Lehman Brothers index do not reflect any expenses.

4 In keeping with its investment parameters, NIM maintains an average effective maturity of 12 years or less for portfolio holdings.

We also continued to see positive impact from advance refunding activity during this 12-month period, which benefited NIM through price appreciation and enhanced credit quality.

NIM's performance was also impacted by significant bond calls and the impact of previous refundings activity. On the whole, bonds with short call dates did not perform as strongly as bonds with longer call dates and better call protection as interest rates declined during this period. As a result, NIM's holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to their shorter effective maturities. However, we continued to hold these short call bonds as long as possible because their higher yields benefited NIM's income stream. While an elevated level of call activity is not unusual for a fund with an intermediate maturity focus like NIM, we have worked to offset some of the impact of this activity by placing more emphasis on securities with longer maturities (i.e., the barbell maturity structure mentioned earlier).

Dividend and Share Price
       INFORMATION


During this period, proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. This impacted NIM's income stream, resulting in two monthly dividend reductions during the 12-month period ended March 31, 2007. Prior to these cuts, which took effect in September 2006 and March 2007, NIM had provided shareholders with 33 consecutive months of stable dividends.

Due to normal portfolio activity, common shareholders of NIM received a net ordinary income distribution of $0.0052 at the end of December 2006.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2007, NIM had a positive UNII balance for tax purposes and a negative UNII balance for financial statement purposes.

As of March 31, 2007, NIM was trading at a discount of -2.45% to its NAV. The Fund's average discount over the entire 12-month reporting period was -3.86%.

Nuveen Select Maturities Municipal Fund
NIM

Performance
     OVERVIEW As of March 31, 2007

NIM

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              65%
AA                                5%
A                                18%
BBB                               8%
BB or Lower                       1%
N/R                               3%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0395
May                           0.0395
Jun                           0.0395
Jul                           0.0395
Aug                           0.0395
Sep                            0.038
Oct                            0.038
Nov                            0.038
Dec                            0.038
Jan                            0.038
Feb                            0.038
Mar                           0.0365

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       9.96
                              9.83
                              9.47
                              9.72
                             10.01
                              9.73
                              9.73
                              9.76
                              9.88
                              9.94
                              9.67
                              9.6
                              9.5
                              9.52
                              9.56
                              9.5
                              9.59
                              9.67
                              9.71
                              9.62
                              9.76
                              9.82
                              9.68
                              9.7
                              9.62
                              9.66
                              9.75
                              9.83
                              9.75
                              9.69
                              9.78
                              9.7
                              9.74
                              9.75
                              9.7599
                              9.86
                              9.99
                              9.92
                              9.76
                              9.87
                              9.83
                              9.81
                             10
                              9.87
                              9.88
                              9.9296
                              9.86
                             10.03
                              9.96
                              9.94
                              9.87
                              9.89
                              9.87
                              9.9
                              9.9
                              9.94
3/31/07                       9.94

FUND SNAPSHOT
------------------------------------
Share Price                    $9.94
------------------------------------
Net Asset Value               $10.19
------------------------------------
Premium/(Discount) to NAV     -2.45%
------------------------------------
Market Yield                   4.41%
------------------------------------
Taxable-Equivalent Yield1      6.13%
------------------------------------
Net Assets ($000)           $126,316
------------------------------------
Average Effective
Maturity on Securities (Years) 11.05
------------------------------------
Modified Duration               4.15
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/18/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          4.75%         5.10%
------------------------------------
5-Year          4.30%         4.27%
------------------------------------
10-Year         4.33%         4.05%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Colorado                       13.7%
------------------------------------
Illinois                       11.7%
------------------------------------
New York                        9.2%
------------------------------------
Pennsylvania                    7.9%
------------------------------------
South Carolina                  6.6%
------------------------------------
Texas                           5.9%
------------------------------------
Florida                         4.7%
------------------------------------
Arkansas                        4.2%
------------------------------------
Washington                      4.1%
------------------------------------
Wisconsin                       3.9%
------------------------------------
Kansas                          3.0%
------------------------------------
Iowa                            2.4%
------------------------------------
Alabama                         2.2%
------------------------------------
Michigan                        1.8%
------------------------------------
Tennessee                       1.8%
------------------------------------
California                      1.7%
------------------------------------
Connecticut                     1.7%
------------------------------------
West Virginia                   1.7%
------------------------------------
Other                          11.8%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Utilities                      19.2%
------------------------------------
U.S. Guaranteed                18.3%
------------------------------------
Health Care                    11.3%
------------------------------------
Tax Obligation/Limited         10.4%
------------------------------------
Tax Obligation/General          8.9%
------------------------------------
Transportation                  5.7%
------------------------------------
Consumer Staples                5.0%
------------------------------------
Long-Term Care                  4.8%
------------------------------------
Education and Civic
   Organizations                4.7%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2006 of $0.0052 per share.

Report of
   INDEPENDENT REGISTERED PUBLIC
   ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN SELECT MATURITIES MUNICIPAL FUND


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Select Maturities Municipal Fund as of March 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Select Maturities Municipal Fund at March 31, 2007, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 21, 2007

                        Nuveen Select Maturities Municipal Fund (NIM)
                        Portfolio of
                                INVESTMENTS March 31, 2007
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)     RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.1%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-     $    2,131,220
                 Bonds, Series 2001, 5.750%, 12/01/17

          500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-            544,205
                 Bonds, Series 2002A, 6.250%, 1/01/22

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Alabama                                                                                             2,675,425
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.8%

          445   Phoenix Industrial Development Authority, Arizona, Statewide          4/08 at 101.50         AAA            456,971
                 Single Family Mortgage Revenue Bonds, Series 1998C,
                 6.650%, 10/01/29 (Alternative Minimum Tax)

          515   Winslow Industrial Development Authority, Arizona, Hospital             No Opt. Call         N/R            518,250
                 Revenue Bonds, Winslow Memorial Hospital, Series 1998,
                 5.750%, 6/01/08

------------------------------------------------------------------------------------------------------------------------------------
          960   Total Arizona                                                                                               975,221
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 4.1%

        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA          1,062,470
                 and Construction Bonds, Series 2002A, 5.250%, 10/01/17 -
                 FSA Insured

        1,500   Jefferson County, Arkansas, Pollution Control Revenue Bonds,          6/11 at 100.00          A-          1,518,780
                 Entergy Arkansas Inc. Project, Series 2006, 4.600%, 10/01/17

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,              No Opt. Call          A1          1,042,090
                 Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,          No Opt. Call         AAA          1,572,482
                 Series 1992A, 6.500%, 7/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Arkansas                                                                                            5,195,822
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 1.7%

        2,115   Vernon, California, Electric System Revenue Bonds, Malburg            4/08 at 100.00         Aaa          2,151,463
                 Generating Station Project, Series 2003C, 5.250%, 4/01/17
                 (Pre-refunded 4/01/08)
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 13.4%

        2,895   Centennial Downs Metropolitan District, Colorado, General            12/14 at 100.00         AAA          3,096,260
                 Obligation Bonds, Series 1999, 5.000%, 12/01/20 -
                 AMBAC Insured

        1,175   Colorado Educational and Cultural Facilities Authority, Charter      12/13 at 100.00         AAA          1,205,303
                 School Revenue Bonds, Classical Academy, Series 2003,
                 4.500%, 12/01/18 - XLCA Insured

        1,350   Colorado Educational and Cultural Facilities Authority, Charter       7/12 at 100.00         BBB          1,414,206
                 School Revenue Bonds, Douglas County School District RE-1 -
                 DCS Montessori School, Series 2002A, 6.000%, 7/15/22

          350   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            354,407
                 Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
                 Minimum Tax)

        1,025   Denver Health and Hospitals Authority, Colorado, Healthcare          12/11 at 100.00         BBB          1,094,136
                 Revenue Bonds, Series 2001A, 6.000%, 12/01/23

        1,465   Denver West Metropolitan District, Colorado, General Obligation      12/13 at 100.00          AA          1,481,423
                 Refunding and Improvement Bonds, Series 2003,
                 4.500%, 12/01/18 - RAAI Insured

        1,340   Eagle Bend Metropolitan District 2, Colorado, General Obligation     12/14 at 101.00          AA          1,408,688
                 Bonds, Series 2004, 5.000%, 12/01/20 - RAAI Insured

           78   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa             81,387
                 Family Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

        1,750   Erie, Boulder and Weld Counties, Colorado, Water Enterprise          12/08 at 100.00           A          1,768,025
                 Revenue Bonds, Series 1998, 5.000%, 12/01/23 - ACA Insured

           70   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA             74,539
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured


                                       11


                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS March 31, 2007
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)     RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       5,875   Northwest Parkway Public Highway Authority, Colorado, Senior           6/11 at 38.04         AAA     $    1,860,201
                 Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 -
                 AMBAC Insured

        2,845   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00    Baa1 (3)          3,057,066
                 Series 2001A, 5.600%, 11/15/21 (Pre-refunded 11/15/11)

------------------------------------------------------------------------------------------------------------------------------------
       20,218   Total Colorado                                                                                           16,895,641
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 1.7%

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          500    5.500%, 1/01/14 (Alternative Minimum Tax)                            7/07 at 100.00         BBB            504,545
        1,570    5.500%, 1/01/15 (Alternative Minimum Tax)                            7/07 at 100.00         BBB          1,585,135

------------------------------------------------------------------------------------------------------------------------------------
        2,070   Total Connecticut                                                                                         2,089,680
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.5%

          685   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            687,644
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured

           85   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA             85,327
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
          770   Total District of Columbia                                                                                  772,971
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 4.6%

        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue            10/13 at 100.00         AAA          2,601,720
                 Bonds, Series 2003, 5.250%, 10/01/17 - MBIA Insured

        1,000   Florida Citizens Property Insurance Corporation, High Risk              No Opt. Call         AAA          1,079,390
                 Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 -
                 MBIA Insured

        2,000   Orange County, Florida, Tourist Development Tax Revenue              10/15 at 100.00         AAA          2,134,480
                 Bonds, Series 2005, 5.000%, 10/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,400   Total Florida                                                                                             5,815,590
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 11.4%

          790   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R            821,979
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

        1,500   Cook County Township High School District 208, Illinois, General     12/15 at 100.00         Aaa          1,600,395
                 Obligation Bonds, Series 2006, 5.000%, 12/01/21 -
                 MBIA Insured

        4,890   Illinois Development Finance Authority, GNMA Collateralized           4/11 at 105.00         Aaa          5,081,051
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        2,000   Illinois Development Finance Authority, Revenue Refunding             4/10 at 102.00        BBB-          2,136,680
                 Bonds, Olin Corporation, Series 1993D, 6.750%, 3/01/16

        2,000   Illinois Educational Facilities Authority, Revenue Bonds,             3/14 at 102.00          A1          2,033,740
                 Art Institute of Chicago, Series 2000, 4.450%, 3/01/34
                 (Mandatory put 3/01/15)

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00         Aaa          1,143,990
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.625%, 5/01/17
                 (Pre-refunded 5/01/12)

          695   Illinois Health Facilities Authority, Revenue Bonds,                  8/09 at 101.00           A            717,421
                 Silver Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19

          515   Illinois Health Facilities Authority, Revenue Bonds,                  8/09 at 101.00       A (3)            540,889
                 Silver Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19 (Pre-refunded 8/15/09)

          300   Illinois Housing Development Authority, Section 8 Elderly             5/07 at 100.00           A            300,264
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.625%, 11/01/07

------------------------------------------------------------------------------------------------------------------------------------
       13,690   Total Illinois                                                                                           14,376,409
------------------------------------------------------------------------------------------------------------------------------------


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)     RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.4%

$       1,000   Iowa Finance Authority, Healthcare Revenue Bonds,                     7/10 at 100.00          A1     $    1,064,460
                 Genesis Medical Center, Series 2000, 6.250%, 7/01/25

        1,800   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          1,910,268
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        2,800   Total Iowa                                                                                                2,974,728
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 2.9%

        3,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and           11/11 at 101.00          A+          3,699,990
                 Improvement Bonds, Via Christi Health System Inc.,
                 Series 2001-III, 5.500%, 11/15/21
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.5%

        1,875   Kentucky Housing Corporation, Housing Revenue Bonds,                  1/15 at 100.60         AAA          1,929,225
                 Series 2005G, 5.000%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.9%

        1,100   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,099,857
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.3%

        1,470   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 100.00         AAA          1,566,344
                 Mortgage Revenue Bonds, Series 2000H, 6.650%, 7/01/41 -
                 MBIA Insured (Alternative Minimum Tax)

          100   Massachusetts Port Authority, Special Facilities Revenue Bonds,       1/11 at 101.00         AAA            104,108
                 Delta Air Lines Inc., Series 2001A, 5.200%, 1/01/20 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,570   Total Massachusetts                                                                                       1,670,452
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 1.8%

        1,000   Cornell Township Economic Development Corporation,                    5/12 at 100.00         AAA          1,101,180
                 Michigan, Environmental Improvement Revenue Refunding
                 Bonds, MeadWestvaco Corporation-Escanaba Project,
                 Series 2002, 5.875%, 5/01/18 (Pre-refunded 5/01/12)

           51   Michigan State Hospital Finance Authority, Collateralized               No Opt. Call         N/R             51,352
                 Loan, Detroit Medical Center, Series 2001, 7.360%, 4/01/07

          600   Michigan State Hospital Finance Authority, Hospital Revenue           7/07 at 101.00         Ba3            606,384
                 Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16

          470   Michigan State Hospital Finance Authority, Revenue Refunding          8/07 at 100.00         BB-            470,832
                 Bonds, Detroit Medical Center, Series 1988A, 8.125%, 8/15/12

------------------------------------------------------------------------------------------------------------------------------------
        2,121   Total Michigan                                                                                            2,229,748
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.8%

        1,000   White Earth Band of Chippewa Indians, Minnesota, Revenue                No Opt. Call           A          1,066,560
                 Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.8%

        1,000   Dodge County School District 1, Nebraska, Fremont Public             12/14 at 100.00         Aaa          1,071,190
                 Schools, General Obligation Bonds, Series 2004,
                 5.000%, 12/15/19 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 8.0%

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,084,210
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        1,500   New York State Energy Research and Development Authority,             4/07 at 100.00          A1          1,500,645
                 Facilities Revenue Bonds, Consolidated Edison Company Inc.,
                 Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
                 (Alternative Minimum Tax)

          420   New York State Medical Care Facilities Finance Agency,                8/07 at 101.00         AA+            424,901
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,130   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,187,553
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/07 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)


                                       13


                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS March 31, 2007
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)     RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       4,300   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA     $    4,967,618
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,350   Total New York                                                                                           10,164,927
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          2,012,051
                 Series 2003, 5.000%, 6/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.8%

        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,           No Opt. Call          A+          1,029,030
                 Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.9%

        1,150   Oklahoma State Industries Authority, Health System Revenue            8/07 at 101.00         AAA          1,167,342
                 Refunding Bonds, Baptist Medical Center, Series 1995D,
                 5.000%, 8/15/14 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 7.7%

        1,205   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,368,446
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)

        4,120   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  8/14 at 100.00         AAA          4,404,610
                 Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

          530   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            631,649
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

        2,085   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          2,217,460
                 General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 -
                 AMBAC Insured

        1,000   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA          1,054,400
                 Series 2005A, 5.000%, 9/01/11 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,940   Total Pennsylvania                                                                                        9,676,565
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 6.4%

          750   Berkeley County School District, South Carolina, Installment         12/13 at 100.00          A-            790,890
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/19

        1,540   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          1,938,028
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 -
                 FGIC Insured (ETM)

        2,835   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          3,513,359
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured

        1,260   South Carolina JOBS Economic Development Authority,                     No Opt. Call    Baa2 (3)          1,353,769
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.000%, 12/15/10 (ETM)

          500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            531,965
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
        6,885   Total South Carolina                                                                                      8,128,011
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.8%

                Shelby County Health, Educational and Housing Facilities
                Board, Tennessee, Hospital Revenue Bonds, Methodist
                Healthcare, Series 2002:
          750    6.000%, 9/01/17 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)            834,953
        1,250    6.000%, 9/01/17 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)          1,391,588

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Tennessee                                                                                           2,226,541
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 5.8%

        1,055   Austin, Texas, General Obligation Bonds, Series 2004,                 9/14 at 100.00         AAA          1,122,193
                 5.000%, 9/01/20 - MBIA Insured

           25   Brazos River Authority, Texas, Collateralized Pollution Control         No Opt. Call        Baa2             25,737
                 Revenue Bonds, Texas Utilities Electric Company, Series 2003D,
                 5.400%, 10/01/29 (Mandatory put 10/01/14)

        2,000   Brazos River Authority, Texas, Collateralized Revenue Refunding       6/14 at 100.00         AAA          2,022,960
                 Bonds, CenterPoint Energy Inc., Series 2004B,
                 4.250%, 12/01/17 - FGIC Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)     RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$          15   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call        Baa2     $       16,302
                 Refunding Bonds, TXU Energy Company LLC, Series 2003A,
                 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
                 Minimum Tax)

        1,875   Denton Independent School District, Denton County, Texas,             8/16 at 100.00         AAA          2,008,931
                 General Obligation Bonds, Series 2006, 5.000%, 8/15/20

           90   Galveston Property Finance Authority Inc., Texas, Single              9/07 at 100.00          A3             91,578
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

           25   Sabine River Authority, Texas, Pollution Control Revenue                No Opt. Call        Baa2             25,756
                 Bonds, TXU Energy Company LLC Project, Series 2001B,
                 5.750%, 5/01/30 (Mandatory put 11/01/11)
                 (Alternative Minimum Tax)

        1,500   Texas Municipal Gas Acquistion and Supply Corporation I, Gas          7/07 at 100.00         AA-          1,501,875
                 Supply Revenue Bonds, Series 2006B, 4.148%, 12/15/17

          100   Travis County Health Facilities Development Corporation,              5/07 at 100.00         Aaa            100,179
                 Texas, Hospital Revenue Bonds, Daughters of Charity National
                 Health System, Series 1993B, 5.900%, 11/15/07 (ETM)

          370   Tri-County Mental Health and Retardation Center, Texas,               9/07 at 100.00         AAA            373,752
                 Revenue Bonds, Facilities Acquisition Program, Series 1995E,
                 6.500%, 3/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,055   Total Texas                                                                                               7,289,263
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 1.4%

        1,690   Bountiful, Davis County, Utah, Hospital Revenue Refunding               No Opt. Call         N/R          1,734,633
                 Bonds, South Davis Community Hospital Project, Series 1998,
                 6.000%, 12/15/10
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 4.0%

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 1, Series 1993A:
        1,340    7.000%, 7/01/07 (ETM)                                                  No Opt. Call         Aaa          1,351,015
        1,130    7.000%, 7/01/08 (ETM)                                                  No Opt. Call         Aaa          1,176,353

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 1, Series 1993A:
          160    7.000%, 7/01/07                                                        No Opt. Call         Aaa            161,307
        1,870    7.000%, 7/01/08                                                        No Opt. Call         AAA          1,944,594

          295   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         AAA            367,889
                 Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,795   Total Washington                                                                                          5,001,158
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 1.6%

        2,000   Harrison County Commission, West Virginia, Solid Waste                8/07 at 100.00         AAA          2,031,680
                 Disposal Revenue Bonds, West Penn Power Company,
                 Series 1994C, 6.750%, 8/01/24 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 3.8%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
          840    6.125%, 6/01/27                                                      6/12 at 100.00         BBB            898,716
        1,480    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          1,608,671

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,062,160
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        1,150   Wisconsin Health and Educational Facilities Authority, Revenue        2/09 at 101.00           A          1,182,223
                 Bonds, Aurora Health Care Inc., Series 1999A,
                 5.500%, 2/15/20 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,470   Total Wisconsin                                                                                           4,751,770
------------------------------------------------------------------------------------------------------------------------------------
$     118,784   Total Long-Term Investments (cost $118,543,145) - 96.5%                                                 121,902,943
=============-----------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS March 31, 2007
    PRINCIPAL
 AMOUNT (000)   DESCRIPTION                                                                              RATINGS (2)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9%

$       1,150   New York City, New York, General Obligation Bonds, Variable                                 A-1+     $    1,150,000
                 Rate Demand Obligations, Fiscal Series 2002A-7,
                 3.760%, 11/01/24 - AMBAC Insured (4)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,150,000)                                                            1,150,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $119,693,145) - 97.4%                                                           123,052,943
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      3,263,358
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  126,316,301
                ====================================================================================================================

                    (1) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES March 31, 2007


--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $119,693,145)                          $123,052,943
Cash                                                                    105,809
Receivables:
   Interest                                                           2,031,111
   Investments sold                                                   1,249,125
Other assets                                                              7,663
--------------------------------------------------------------------------------
      Total assets                                                  126,446,651
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                        42,727
Accrued expenses:
   Management fees                                                       52,001
   Other                                                                 35,622
--------------------------------------------------------------------------------
      Total liabilities                                                 130,350
--------------------------------------------------------------------------------
Net assets                                                         $126,316,301
================================================================================
Shares outstanding                                                   12,396,406
================================================================================
Net asset value per share outstanding                              $      10.19
================================================================================



NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Shares, $.01 par value per share                                   $    123,964
Paid-in surplus                                                     138,329,233
Undistributed (Over-distribution of) net investment income             (178,249)
Accumulated net realized gain (loss) from investments               (15,318,445)
Net unrealized appreciation (depreciation) of investments             3,359,798
--------------------------------------------------------------------------------
Net assets                                                         $126,316,301
================================================================================
Authorized shares                                                     Unlimited
================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Year Ended March 31, 2007


--------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $6,377,871
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         612,517
Shareholders' servicing agent fees and expenses                          11,342
Custodian's fees and expenses                                            67,172
Trustees' fees and expenses                                               2,549
Professional fees                                                        11,548
Shareholders' reports - printing and mailing expenses                    36,243
Stock exchange listing fees                                               9,780
Investor relations expense                                               20,702
Other expenses                                                            6,152
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                              778,005
   Custodian fee credit                                                 (45,513)
--------------------------------------------------------------------------------
Net expenses                                                            732,492
--------------------------------------------------------------------------------
Net investment income                                                 5,645,379
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               (16,869)
Change in net unrealized appreciation (depreciation) of investments     622,595
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 605,726
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                $6,251,105
================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS

                                                                                                     YEAR ENDED          YEAR ENDED
                                                                                                        3/31/07             3/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $  5,645,379        $  5,950,169
Net realized gain (loss) from investments                                                               (16,869)            (21,565)
Change in net unrealized appreciation (depreciation) of investments                                     622,595            (838,865)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                 6,251,105           5,089,739
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                           (5,791,598)         (5,892,915)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                            (5,791,598)         (5,892,915)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to reinvestment of distributions                         --              14,771
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions                                        --              14,771
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                                   459,507            (788,405)
Net assets at the beginning of year                                                                 125,856,794         126,645,199
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                                      $126,316,301        $125,856,794
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of year                      $   (178,249)       $    (34,864)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a diversified, investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of the Adviser, represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, the Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2007, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not invest in any such instruments during the fiscal year ended March 31, 2007.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

The Fund did not engage in transactions in its own shares during the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, 1,429 shares were issued to shareholders due to reinvestment of distributions.

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the fiscal year ended March 31, 2007, aggregated $17,835,072 and $20,329,949, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At March 31, 2007, the cost of investments was $119,643,609.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $3,725,261
   Depreciation                                                        (315,927)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $3,409,334
================================================================================

Notes to
    FINANCIAL STATEMENTS (CONTINUED)



The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2007, the Fund's tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                  $223,968
Undistributed net ordinary income **                                        713
Undistributed net long-term capital gains                                    --
================================================================================
* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2007, paid on April 2, 2007.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the tax years ended March 31, 2007 and March 31, 2006, was designated for purposes of the dividends paid deduction as follows:

2007
--------------------------------------------------------------------------------
Distributions from net tax-exempt income ***                         $5,764,329
Distributions from net ordinary income **                                64,461
Distributions from net long-term capital gains                               --
================================================================================

2006
--------------------------------------------------------------------------------

Distributions from net tax-exempt income                             $5,875,503
Distributions from net ordinary income **                                17,355
Distributions from net long-term capital gains                               --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** The Fund hereby designates this amount paid during the fiscal year ended March 31, 2007, as an Exempt Interest Dividend.

At March 31, 2007, the Fund had unused capital loss carryforwards of $15,306,616 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $14,922 of the carryforward will expire in the year 2010, $6,523,386 will expire in 2011, $8,737,799 will expire in 2012,
$4,977 will expire in 2013, $14,448 will expire in 2014 and $11,084 will expire in 2015.

The Fund elected to defer net realized losses from investments incurred from November 1, 2006 through March 31, 2007 ("post-October losses") in accordance with federal income tax regulations. Post-October losses of $11,832 were treated as having arisen on the first day of the following fiscal year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .3000%
For the next $125 million                                                 .2875
For the next $250 million                                                 .2750
For the next $500 million                                                 .2625
For the next $1 billion                                                   .2500
For net assets over $2 billion                                            .2375
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2007, the complex-level fee rate was .1834%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculations in the first required financial statement reporting period. As a result, the Fund must begin to incorporate FIN 48 into its NAV calculations by September 28, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Shareholders

The Fund declared a dividend distribution of $.0365 per share from its tax-exempt net investment income which was paid on May 1, 2007, to shareholders of record on April 15, 2007.

                        Financial
                               HIGHLIGHTS

               Selected data for a share outstanding throughout each period:

                                             INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                   -------------------------------------   -----------------------------------
                                                         NET
                        BEGINNING         NET      REALIZED/                      NET                              ENDING     ENDING
                        NET ASSET  INVESTMENT     UNREALIZED               INVESTMENT     CAPITAL               NET ASSET     MARKET
                            VALUE      INCOME     GAIN (LOSS)      TOTAL       INCOME       GAINS       TOTAL       VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007                   $10.15        $.46          $ .05        $.51        $(.47)       $ --       $(.47)     $10.19     $ 9.94
    2006                    10.22         .48           (.07)        .41         (.48)         --        (.48)      10.15       9.95
    2005                    10.35         .49           (.14)        .35         (.48)         --        (.48)      10.22       9.30
    2004                    10.34         .51             --         .51         (.50)         --        (.50)      10.35       9.93
    2003(a)                 10.57         .43           (.22)        .21         (.44)         --        (.44)      10.34       9.85
Year Ended 5/31:
    2002                    11.21         .57           (.57)         --         (.61)       (.03)       (.64)      10.57      10.45
====================================================================================================================================
                        TOTAL RETURNS                                          RATIOS/SUPPLEMENTAL DATA
                 --------------------------       ----------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE            RATIOS TO AVERAGE
                                                                        NET ASSETS                   NET ASSETS
                                                                      BEFORE CREDIT               AFTER CREDIT**
                                                                 ------------------------     -----------------------

                   BASED ON       BASED ON            ENDING                         NET                          NET     PORTFOLIO
                     MARKET      NET ASSET        NET ASSETS                  INVESTMENT                   INVESTMENT      TURNOVER
                      VALUE+         VALUE+             (000)    EXPENSES         INCOME      EXPENSES         INCOME          RATE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007               4.75%          5.10%         $126,316          .62%          4.44%          .58%          4.48%          15%
    2006              12.21           4.02           125,857          .59           4.67           .57           4.68            7
    2005              (1.52)          3.44           126,645          .61           4.81           .60           4.82           10
    2004               6.03           5.09           128,335          .63           4.92           .62           4.93           13
    2003(a)           (1.48)          2.03           128,106          .65*          4.95*          .65*          4.96*           6
Year Ended 5/31:
    2002               1.87           (.06)          130,959          .69           5.23           .68           5.23           48
====================================================================================================================================

*    Annualized.

**   After custodian fee credit.

+ Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

(a)  For the period June 1, 2002 through March 31, 2003.

                                 See accompanying notes to financial statements.

                                  24-25 spread

Board Members
      AND OFFICERS


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at ten. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                            POSITION(S)      YEAR FIRST                                                                PORTFOLIOS IN
                            HELD             ELECTED                                                                   FUND COMPLEX
NAME, BIRTHDATE             WITH THE         OR APPOINTED   PRINCIPAL OCCUPATION(S) INCLUDING                          OVERSEEN BY
AND ADDRESS                 FUNDS            AND CLASS(2)   OTHER DIRECTORSHIPS DURING PAST 5 YEARS                    BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1)  Chairman of      1994           Chairman (since 1996) and Director of Nuveen Investments,       174
3/28/49                     the Board        Class I        Inc., Nuveen Investments, LLC; Chairman and Director (since
333 W. Wacker Drive         and Board                       1997) of Nuveen Asset Management; Chairman and Director
Chicago, IL 60606           Member                          of Rittenhouse Asset Management, Inc. (since 1999);
                                                            Chairman of Nuveen Investments Advisers Inc. (since 2002);
                                                            formerly, Chairman and Director (1996-2004) Nuveen
                                                            Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                            formerly, Director (1996-2006) of Institutional Capital
                                                            Corporation.
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Lead Independent 1997           Private Investor and Management Consultant.                     174
8/22/40                     Board member     Class III
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Board member     1993           Retired (since 1989) as Senior Vice President of The Northern   174
7/29/34                                      Class I        Trust Company; Director (since 2002) Community Advisory
333 W. Wacker Drive                                         Board for Highland Park and Highwood, United Way of the
Chicago, IL 60606                                           North Shore; Director (since 2006) of the Michael Rolfe
                                                            Pancreatic Cancer Foundation.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Board member     1999           President, The Hall-Perrine Foundation, a private               174
10/22/48                                     Class III      philanthropic corporation (since 1996); Director and Vice
333 W. Wacker Drive                                         Chairman, United Fire Group, a publicly held company;
Chicago, IL 60606                                           Adjunct Faculty Member, University of Iowa; Director,
                                                            Gazette Companies; Life Trustee of Coe College and Iowa
                                                            College Foundation; formerly, Director, Alliant Energy;
                                                            formerly, Director, Federal Reserve Bank of Chicago; formerly,
                                                            President and Chief Operating Officer, SCI Financial Group,
                                                            Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter           Board member     2004           Dean, Tippie College of Business, University of Iowa (since     174
3/6/48                                       Class II       July 2006); formerly, Dean and Distinguished Professor of
333 W. Wacker Drive                                         Finance, School of Business at the University of Connecticut
Chicago, IL 60606                                           (2003-2006); previously, Senior Vice President and Director of
                                                            Research at the Federal Reserve Bank of Chicago (1995-
                                                            2003); Director (since 1997), Credit Research Center at
                                                            Georgetown University; Director (since 2004) of Xerox
                                                            Corporation; Director, SS&C Technologies, Inc. (May 2005-
                                                            October 2005).

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert            Board member     2005           Director, Northwestern Mutual Wealth Management                 172
10/28/42                                     Class II       Company; Retired (since 2004) as Chairman, JPMorgan
333 W. Wacker Drive                                         Fleming Asset Management, President and CEO, Banc One
Chicago, IL 60606                                           Investment Advisors Corporation, and President, One Group
                                                            Mutual Funds; prior thereto, Executive Vice President, Banc
                                                            One Corporation and Chairman and CEO, Banc One
                                                            Investment Management Group; Board of Regents, Luther
                                                            College; member of the Wisconsin Bar Association; member
                                                            of Board of Directors, Friends of Boerner Botanical Gardens;
                                                            member of Board of Directors, Milwaukee Repertory Theater.


                                       26

                                                                                                                       NUMBER OF
                            POSITION(S)      YEAR FIRST                                                                PORTFOLIOS IN
                            HELD             ELECTED                                                                   FUND COMPLEX
NAME, BIRTHDATE             WITH THE         OR APPOINTED   PRINCIPAL OCCUPATION(S) INCLUDING                          OVERSEEN BY
AND ADDRESS                 FUNDS            AND CLASS(2)   OTHER DIRECTORSHIPS DURING PAST 5 YEARS                    BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider        Board member     1997           Chairman of Miller-Valentine Partners Ltd., a real estate       174
9/24/44                                      Class III      investment company; formerly, Senior Partner and Chief
333 W. Wacker Drive                                         Operating Officer (retired, 2004) of Miller-Valentine Group;
Chicago, IL 60606                                           formerly, Vice President, Miller-Valentine Realty; Board
                                                            Member, Chair of the Finance Committee and member of the
                                                            Audit Committee of Premier Health Partners, the not-for-
                                                            profit company of Miami Valley Hospital; Vice President,
                                                            Dayton Philharmonic Orchestra Association; Board Member,
                                                            Regional Leaders Forum, which promotes cooperation on
                                                            economic development issues; Director, Dayton Development
                                                            Coalition; formerly, Member, Community Advisory Board,
                                                            National City Bank, Dayton, Ohio and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Board member     1997           Executive Director, Gaylord and Dorothy Donnelley               174
12/29/47                                     Class I        Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                         Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Carole E. Stone             Board member     2007           Director, Chicago Board Options Exchange (since 2006); Chair    174
6/28/47                                      Class I        New York Racing Association Oversight Board (since 2005);
333 West Wacker Drive                                       Commissioner, New York State Commission on Public
Chicago, IL 60606                                           Authority Reform (since 2005); formerly Director, New York
                                                            State Division of the Budget (2000-2004), Chair, Public
                                                            Authorities Control Board (2000-2004) and Director, Local
                                                            Government Assistance Corporation (2000-2004).

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine          Board member     2005           Senior Vice President for Business and Finance,                 174
1/22/50                                      Class II       Northwestern University (since 1997); Director (since 2003),
333 W. Wacker Drive                                         Chicago Board Options Exchange; Chairman (since 1997),
Chicago, IL 60606                                           Board of Directors, Rubicon, a pure captive insurance
                                                            company owned by Northwestern University; Director (since
                                                            1997), Evanston Chamber of Commerce and Evanston
                                                            Inventure, a business development organization; Director
                                                            (since 2006), Pathways, a provider of therapy and related
                                                            information for physically disabled infants and young
                                                            children; formerly, Director (2003-2006), National Mentor
                                                            Holdings, a privately-held, national provider of home and
                                                            community-based services.


                                       27


Board Members
      AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                            POSITION(S)      YEAR FIRST                                                                PORTFOLIOS IN
                            HELD             ELECTED                                                                   FUND COMPLEX
NAME, BIRTHDATE             WITH THE         OR             PRINCIPAL OCCUPATION(S)                                    OVERSEEN BY
AND ADDRESS                 FUNDS            APPOINTED(4)   DURING PAST 5 YEARS                                        OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman        Chief            1988           Managing Director (since 2002), Assistant Secretary and         174
9/9/56                      Administrative                  Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive         Officer                         Assistant General Counsel, of Nuveen Investments, LLC;
Chicago, IL 60606                                           Managing Director (2002-2004), General Counsel (1998-2004)
                                                            and Assistant Secretary, formerly, Vice President of Nuveen
                                                            Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                            Managing Director (since 2002) and Assistant Secretary
                                                            and Associate General Counsel, formerly, Vice President
                                                            (since 1997), of Nuveen Asset Management; Managing Director
                                                            (since 2004) and Assistant Secretary (since 1994) of Nuveen
                                                            Investments, Inc.; Assistant Secretary of NWQ Investment
                                                            Management Company, LLC. (since 2002); Vice President and
                                                            Assistant Secretary of Nuveen Investments Advisers Inc.
                                                            (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management,
                                                            Inc., Symphony Asset Management LLC (since 2003),
                                                            Tradewinds Global Investors, LLC and Santa Barbara
                                                            Asset Management, LLC; (since 2006); Chartered
                                                            Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos          Vice President   2004           Managing Director (since 2005), formerly Vice President         174
9/22/63                                                     (since 2002) of Nuveen Investments, LLC; Chartered
333 W. Wacker Drive                                         Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson         Vice President   2000           Vice President (since 2002) of Nuveen Investments, LLC.         174
2/3/66                      and Assistant
333 W. Wacker Drive         Secretary
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo           Vice President   1999           Vice President and Treasurer of Nuveen Investments, LLC and     174
11/28/67                                                    of Nuveen Investments, Inc. (since 1999); Vice President and
333 W. Wacker Drive                                         Treasurer of Nuveen Asset Management (since 2002) and of
Chicago, IL 60606                                           Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                            Treasurer of NWQ Investment Management Company, LLC.
                                                            (since 2002); Vice President and Treasurer of Nuveen
                                                            Rittenhouse Asset Management, Inc. (since 2003); Treasurer of Symphony Asset Management LLC (since 2003) and Santa
                                                            Barbara Asset Management, LLC (since 2006); Assistant
                                                            Treasurer, Tradewinds Global Investors, LLC (since 2006);
                                                            formerly, Vice President and Treasurer (1999-2004) of
                                                            Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                            Corp.(3); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
John N. Desmond             Vice President   2005           Vice President, Director of Investment Operations, Nuveen       174
8/24/61                                                     Investments, LLC (since January 2005); formerly, Director,
333 W. Wacker Drive                                         Business Manager, Deutsche Asset Management (2003-
Chicago, IL 60606                                           2004), Director, Business Development and Transformation,
                                                            Deutsche Trust Bank Japan (2002-2003); previously, Senior
                                                            Vice President, Head of Investment Operations and Systems,
                                                            Scudder Investments Japan, (2000-2002), Senior Vice
                                                            President, Head of Plan Administration and Participant
                                                            Services, Scudder Investments (1995-2002).


                                       28

                                                                                                                       NUMBER OF
                            POSITION(S)      YEAR FIRST                                                                PORTFOLIOS IN
                            HELD             ELECTED                                                                   FUND COMPLEX
NAME, BIRTHDATE             WITH THE         OR             PRINCIPAL OCCUPATION(S)                                    OVERSEEN BY
AND ADDRESS                 FUNDS            APPOINTED(4)   DURING PAST 5 YEARS                                        OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson           Vice President   1998           Managing Director (since 2004), formerly, Vice President of     174
10/24/45                                                    Nuveen Investments, LLC, Managing Director (2004) formerly,
333 W. Wacker Drive                                         Vice President (1998-2004) of Nuveen Advisory Corp. and
Chicago, IL 60606                                           Nuveen Institutional Advisory Corp.(3); Managing Director
                                                            (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald       Vice President   1995           Managing Director (since 2002), formerly, Vice President of     174
3/2/64                                                      Nuveen Investments, LLC; Managing Director (1997-2004) of
333 W. Wacker Drive                                         Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                           Corp.(3); Managing Director (since 2001) of Nuveen Asset
                                                            Management; Vice President (since 2002) of Nuveen
                                                            Investments Advisers Inc.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy              Vice President   1998           Vice President (since 1993) and Funds Controller (since 1998)   174
5/31/54                     and Controller                  of Nuveen Investments, LLC; formerly, Vice President and
333 W. Wacker Drive                                         Funds Controller (1998-2004) of Nuveen Investments, Inc.;
Chicago, IL 60606                                           Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Walter M. Kelly             Chief Compliance 2003           Assistant Vice President and Assistant Secretary of the Nuveen  174
2/24/70                     Officer and                     Funds (2003-2006); Assistant Vice President and Assistant
333 West Wacker Drive       Vice President                  General Counsel (since 2003) of Nuveen Investments, LLC;
Chicago, IL 60606                                           previously, Associate (2001-2003) at the law firm of
                                                            Vedder, Price, Kaufman & Kammholz.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb               Vice President   2000           Vice President (since 2000) of Nuveen Investments,              174
3/22/63                                                     LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar               Vice President   2002           Vice President of Nuveen Investments, LLC (since 1999).         174
8/27/61
333 W. Wacker Drive
Chicago, IL 60606


                                       29

Board Members
      AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                            POSITION(S)      YEAR FIRST                                                                PORTFOLIOS IN
                            HELD             ELECTED                                                                   FUND COMPLEX
NAME, BIRTHDATE             WITH THE         OR             PRINCIPAL OCCUPATION(S)                                    OVERSEEN BY
AND ADDRESS                 FUNDS            APPOINTED(4)   DURING PAST 5 YEARS                                        OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin             Vice President   1988           Vice President, Assistant Secretary and Assistant General       174
7/27/51                     and Assistant                   Counsel of Nuveen Investments, LLC; formerly, Vice President
333 W. Wacker Drive         Secretary                       and Assistant Secretary of Nuveen Advisory Corp. and
Chicago, IL 60606                                           Nuveen Institutional Advisory Corp.(3); Vice President
                                                            (since 2005) and Assistant Secretary of Nuveen Investments,
                                                            Inc.; Vice President (since 2005) and Assistant Secretary
                                                            (since 1997) of Nuveen Asset Management; Vice President
                                                            (since 2000), Assistant Secretary and Assistant General
                                                            Counsel (since 1998) of Rittenhouse Asset Management, Inc.;
                                                            Vice President and Assistant Secretary of Nuveen Investments
                                                            Advisers Inc. (since 2002); Assistant Secretary of NWQ
                                                            Investment Management Company, LLC (since 2002), Symphony
                                                            Asset Management LLC (since 2003) and Tradewinds Global
                                                            Investors, LLC and Santa Barbara Asset Management, LLC
                                                            (since 2006).

------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McCarthy           Vice President   2007           Vice President and Assistant General Counsel, Nuveen            174
3/26/66                     and Secretary                   Investments, LLC (since 2007); prior thereto, Partner, Bell,
333 W. Wacker Drive                                         Boyd & Lloyd LLP (1997-2007)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller              Vice President   2007           Managing Director (since 2007), formerly, Vice President        174
4/10/67                                                     (2002-2007) of Nuveen Investments, LLC; Chartered
333 W. Wacker Drive                                         Financial Analyst.
Chicago, IL 60606

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve three year terms. The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each class being elected to serve until the third succeeding annual shareholders meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Notes

Reinvest Automatically
      EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT


AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
        INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


CEO CERTIFICATION DISCLOSURE

The Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

The Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



The Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                o Share prices
                                o Fund details
           Learn more           o Daily financial news
about Nuveen Funds at           o Investor education
   WWW.NUVEEN.COM/CEF           o Interactive planning tools



Logo: NUVEEN Investments


                                                                     EAN-A-0307D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     Nuveen Select Maturities Municipal Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                        AUDIT FEES BILLED          AUDIT-RELATED FEES               TAX FEES            ALL OTHER FEES
FISCAL YEAR ENDED          TO FUND (1)             BILLED TO FUND (2)          BILLED TO FUND (3)      BILLED TO FUND (4)
-------------------------------------------------------------------------------------------------------------------------
March 31, 2007               $ 9,674                      $ 0                      $   0                     $ 0
-------------------------------------------------------------------------------------------------------------------------
Percentage approved               0%                       0%                         0%                      0%
pursuant to
pre-approval
exception
-------------------------------------------------------------------------------------------------------------------------
March 31, 2006               $ 9,192                      $ 0                      $ 405                     $ 0
-------------------------------------------------------------------------------------------------------------------------
Percentage approved               0%                       0%                         0%                      0%
pursuant to
pre-approval
exception
-------------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

(4) "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

FISCAL YEAR ENDED            AUDIT-RELATED FEES          TAX FEES BILLED TO             ALL OTHER FEES
                            BILLED TO ADVISER AND            ADVISER AND               BILLED TO ADVISER
                               AFFILIATED FUND             AFFILIATED FUND            AND AFFILIATED FUND
                              SERVICE PROVIDERS         SERVICE PROVIDERS (1)          SERVICE PROVIDERS
--------------------------------------------------------------------------------------------------------------
March 31, 2007                         $ 0                   $     0                          $ 0
--------------------------------------------------------------------------------------------------------------
Percentage approved                     0%                        0%                           0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------
March 31, 2006                         $ 0                   $ 2,400                          $ 0
--------------------------------------------------------------------------------------------------------------
Percentage approved                     0%                        0%                           0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------

(1) The amounts reported for the Fund under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Ernst & Young LLP serves as independent registered public accounting firm, these fees amounted to $161,400 in 2006. Beginning with fund fiscal years ending August 31, 2006, Ernst & Young LLP will no longer prepare the fund tax returns.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.

FISCAL YEAR ENDED                                 TOTAL NON-AUDIT FEES
                                                  BILLED TO ADVISER AND
                                                 AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                 PROVIDERS (ENGAGEMENTS          BILLED TO ADVISER AND
                                                 RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                      TOTAL NON-AUDIT FEES      OPERATIONS AND FINANCIAL         PROVIDERS (ALL OTHER
                         BILLED TO FUND          REPORTING OF THE FUND)                ENGAGEMENTS)          TOTAL
------------------------------------------------------------------------------------------------------------------
March 31, 2007                $   0                       $     0                          $ 0             $     0
March 31, 2006                $ 405                       $ 2,400                          $ 0             $ 2,805

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider, Eugene S. Sunshine and effective January 1, 2007, David J. Kundert.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests its assets primarily in municipal bonds and cash management securities. On rare occasions the registrant may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the registrant already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the registrant's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the registrant's Board of Trustees on its control activities on a quarterly basis.

In the rare event that a municipal issuer were to issue a proxy or that the registrant were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the registrant's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the registrant's Board of Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

PORTFOLIO MANAGER

The following individual has primary responsibility for the day-to-day implementation of the registrant's investment strategies:

NAME                                     FUND
Paul Brennan                             Nuveen Select Maturities Municipal Fund

Other Accounts Managed. In addition to managing the registrant, the portfolio manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

                          TYPE OF ACCOUNT            NUMBER OF
PORTFOLIO MANAGER             MANAGED                 ACCOUNTS      ASSETS
--------------------------------------------------------------------------------
Paul Brennan       Registered Investment Company        14       $12,334 million
                   Other Pooled Investment Vehicles      0       $ 0 million
                   Other Accounts                        1       $0.7 million

* Assets are as of March 31, 2007. None of the assets in these accounts are subject to an advisory fee based on performance.

Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of the NAM). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of April 30, 2007, the S&P/Investortools Municipal Bond index was comprised of 50,300 securities with an aggregate current market value of $ 985,620.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by NAM in accordance with its overall compensation strategy discussed above. NAM is not under any current contractual obligation to increase a portfolio manager's base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the NAM's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the NAM's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by Nuveen Investments, Inc. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Registrant and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the registrant and the other account. NAM, however, believes that such potential conflicts are mitigated by the fact that the NAM has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of the March 31, 2007, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Registrant and other Nuveen Funds managed by NAM's municipal investment team.

----------------------------------------------------------------------------------------------------------------------
                                                                                         DOLLAR RANGE OF EQUITY
                                                                     DOLLAR RANGE OF     SECURITIES BENEFICIALLY OWNED
                                                                     EQUITY SECURITIES   IN THE REMAINDER OF NUVEEN
                                                                     BENEFICIALLY OWNED  FUNDS MANAGED BY NAM'S
NAME OF PORTFOLIO MANAGER  FUND                                      IN FUND             MUNICIPAL INVESTMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Paul Brennan               Nuveen Select Maturities Municipal Fund   $0                  $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGER BIO:

Paul Brennan, CFA, CPA, became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of NAM upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He became Vice President of NAM in 2002. He currently manages investments for 15
Nuveen-sponsored investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: June 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.